Class A Common Stock Subject to Possible Redemption (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended			21 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Temporary Equity [Line Items]
Less: accretion adjustment	$ (707,219)		$ 1,255,312	$ (2,039,145)	$ 736,685	$ 1,090,294	$ 1,155,122	$ (907,596)
Class A common stock subject to possible redemption	323,161,613	$ 325,200,758		323,161,613		325,200,758	$ 282,185,326		$ 323,161,613
Seven Oaks Acquisition Corp
Temporary Equity [Line Items]
Class A common stock subject to possible redemption										$ 258,750,000	$ 258,750,000
Seven Oaks Acquisition Corp | Class A Common Stock Subject to Redemption
Temporary Equity [Line Items]
Gross proceeds		258,750,000							258,750,000
Fair value of Public Warrants at issuance		(12,937,500)							(12,937,500)
Offering costs allocated to Class A common stock subject to possible redemption		(2,971,639)							(2,971,639)
Less: accretion adjustment		15,909,139							15,909,139
Class A common stock subject to possible redemption	$ 258,750,000	$ 258,750,000		$ 258,750,000		$ 258,750,000			$ 258,750,000